Employee Benefits - Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Beginning	₩ (589,796)	₩ (472,644)	₩ (299,155)
Current actuarial gains (losses)	36,575	(117,152)	(173,489)
Ending	₩ (553,220)	₩ (589,796)	₩ (472,644)